Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Verity U.S. Treasury Fund
Class Name	Investor Class
Trading Symbol	USTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Verity U.S. Treasury Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://verityinvest.com/ustvx/. You can also request this information by contacting us at 1-800-984-5014.
Additional Information Phone Number	1-800-984-5014
Additional Information Website	https://verityinvest.com/ustvx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST PERIOD? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$59	0.58%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Dear Shareholder:
The Verity U.S. Treasury Fund (USTVX) operates primarily in the U.S. Treasury market, which is influenced by macroeconomic factors such as interest rates, inflation, and economic growth. During the period from October 1, 2024 to September 30, 2025, the U.S. economy continued to experience shifting market conditions, including fluctuations in interest rates, persistent inflationary pressures, and evolving Federal Reserve policy expectations. For the period October 1, 2024, to September 30, 2025, the Fund generated a total return of 3.71%, compared with 2.06% for the Bloomberg U.S. Treasury Index and 4.42% for the Bloomberg Short Treasury Index.
The Fund’s investment strategy emphasizes managing duration risk associated with U.S. government debt, positioning primarily in short- to intermediate-term Treasury securities. Throughout the period, portfolio duration remained on the shorter end of the yield curve as the Fund sought to mitigate volatility from rate movements while maintaining liquidity. This positioning allowed performance to remain stable despite an environment of alternating inflation data and shifting rate expectations. The Fund continues to focus on preserving capital and liquidity while seeking to capture incremental yield opportunities within the Treasury market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/01/2023)
Verity U.S. Treasury Fund Investor Class	3.71	4.05
Bloomberg U.S. Treasury Index	2.06	4.67
Bloomberg Short Treasury Total Return Index	4.42	4.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://verityinvest.com/ustvx/ for more recent performance information.
Net Assets	$ 89,873,171
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 210,259
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$89,873,171
Number of Holdings	8
Net Advisory Fee	$210,259
Portfolio Turnover	29%
Average Credit Quality	AAA

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of net assets)
U.S. Treasury Notes/Bonds	95.3%
First American Treasury Obligations Fund	4.1%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://verityinvest.com/ustvx/

[1]
*	Annualized